CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMERHENSIVE LOSS [Abstract]
Revenues	$ 405	$ 201	$ 103
Cost of revenues	709	258	324
Gross loss	304	57	221
Operating expenses:
Research and development, net	1,744	1,247	3,386
Marketing and business development	7,002	3,938	2,633
General and administrative	4,297	3,025	2,537
Total operating expenses	13,043	8,210	8,556
Operating loss	13,347	8,267	8,777
Financial expense (income), net	(177)	2,429	(1,384)
Loss from continuing operations	13,170	10,696	7,393
Other comprehensive income attributed to marketable securities			7
Net comprehensive (income) loss from discontinued operations	(273)	(239)	1,444
Net comprehensive loss after discontinued operations	$ 12,897	$ 10,457	$ 8,830
Basic and diluted net loss per Ordinary Share from continuing operations	$ 1.37	$ 2.4	$ 14.55
Basic and diluted net loss (income) per Ordinary Share from discontinuing operations	$ (0.028)	$ (0.054)	$ 2.85
Basic and diluted net loss per Ordinary Share	$ 1.34	$ 2.35	$ 17.4
Weighted average number of Ordinary Shares used to compute basic and diluted net loss per Ordinary Share	9,593,952	4,448,449	507,622